Other non-current assets	12 Months Ended
Dec. 31, 2017
Other non-current assets
Other non-current assets

Note 9—Other non-current assets

“Other non-current assets” consisted of the following:

	December 31,
($ in millions)	2017	2016
Pledged financial assets	100	112
Derivatives (including embedded derivatives) (see Note 5)	101	126
Receivable under securities lending arrangement	79	—
Investments	72	57
Restricted cash	38	59
Other	197	178
Total	587	532

The Company entered into structured leasing transactions with U.S. investors prior to 1999. At the inception of the leasing arrangements the Company placed certain amounts in restricted cash deposits and held-to-maturity debt securities. These amounts, included as “Pledged financial assets” in the table above, are pledged as security for certain outstanding deposit liabilities included in “Other non-current liabilities” (see Note 13) and the funds received upon maturity of the respective pledged financial assets will only be available to the Company for repayment of these obligations.

 “Investments” represents shares and other equity investments carried at cost.